Earnings/(losses) Per Share (Tables)	12 Months Ended
Sep. 30, 2018
Earnings/(losses) Per Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted earnings per share for the period December 13, 2016 to September 30, 2017 and for the year ended September 30, 2018, are as follows:

	2017	2018
Net income and comprehensive income	878,644	980,938
Less: Cumulative dividend on Series A preferred shares	(29,250)	(1,646,775)
Net income/(loss) and comprehensive income/losses available to common shareholders	849,394	(665,837)
Weighted average number of common shares outstanding, basic and diluted	2,400,000	2,400,000
Earnings/(losses) per common share, basic and diluted	0.35	(0.28)